Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31, 2023	December 31, 2024
	RMB	RMB
Professional service fees	16,490	8,562
Refund liability	7,703	7,792
Payables to third-party financial institutions (i)	-	5,000
Accrued expenses	789	1,586
Payables on behalf of third parties	-	1,055
Others	777	1,253
Total	25,759	25,248

(i)	On November 13, 2024, the Group entered into a factoring agreement with a third-party financial institution, whereby the financial institution lent RMB5.0 million after the Group factored its accounts receivable to the financial institution. The interest is payable on a monthly basis and the principal is due upon maturity on April 13, 2025. The Group’s consolidated statements of cash flows has reflected a financing cash inflow related to this affected payables balance in “Cash receipt of the debt proceeds”. On April 10, 2025, the Group has entered into a supplemental agreement to extend the maturity of the principal balance of RMB5.0 million to August 30, 2025.